OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ACCOUNTS RECEIVABLE
Summary of other accounts receivable

	December 31,
	2022	2021
Interest receivable	190	44
Government authorities	616	642
Related parties	40	—
Advances to supplies	54	176
Prepaid expenses	469	412
Others	543	194

	1,912	1,468